Investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ABCP [Member] USD ($)	Dec. 31, 2012 ABCP [Member] USD ($)	Dec. 31, 2013 ABCP [Member] CAD	Dec. 31, 2012 ABCP [Member] CAD	Jan. 16, 2009 ABCP [Member] CAD
Schedule of Equity Method Investments [Line Items]
Investments in ABCP						107	107
Restructuring notes in a Master Trust MAV2-A Notes issued under new restructuring plan								102
Restructuring notes in a MAV2-B and C Notes issued under new restructuring plan								9
Tracking notes deemed ineligible for inclusion in the Master Trust								23
Increase in carrying value of equity method investment				8	15
Sales to equity method investees	$ 144	$ 171	$ 76